Expense Example, No Redemption - BlackRock U.S. Mortgage Portfolio - Investor C Shares	Aug. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	574
Expense Example, No Redemption, 5 Years	1,002
Expense Example, No Redemption, 10 Years	$ 2,195